UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-5040

                       TOTAL RETURN US TREASURY FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019

                    Date of fiscal year end: October 31, 2006

             Date of reporting period: July 1, 2005 - June 30, 2006



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Total Return US Treasury Fund, Inc. invests solely in non-voting securities and, as a result, has no matters to report on Form N-PX.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOTAL RETURN US TREASURY FUND, INC.


By:      /s/ R. Alan Medaugh
         ___________________________
         R. Alan Medaugh, President

Date:    8/30/06
         __________________________